Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 13 — PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2024 and 2025, property, plant and equipment, net consisted of the following:

	As of December 31,
	2024	2025
Buildings	$—	$4,245,378
Leasehold improvements	116,729	116,729
Machinery and equipment	474,220	474,220
Motor vehicles	354,408	354,408
Furniture and fixture	94,261	94,261
Total property, plant and equipment, at cost	1,039,618	5,284,996
Less: accumulated depreciation	(912,232)	(964,311)
Total	$127,386	$4,320,685

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were $164,419, $57,517 and $52,079, respectively.

On March 26, 2025, PSIHK, one of the Company’s Operating Subsidiaries, entered into several preliminary sale and purchase agreement with a seller for the acquisition of certain office premises and motor vehicle parking spaces located in Hong Kong for a total consideration of $4,245,378. The formal sale and purchase agreement was entered into on April 7, 2025.

The buildings with a cost of $4,245,378 and a net carrying value of $4,221,256 was pledged as collateral to secure long-term bank borrowings of $2,727,955 (2024: Nil), which are included in current liabilities as of December 31, 2025.